Debt Debt - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	$ 802,323
Long-term debt	1,665,185	$ 1,835,102
Total	2,467,508
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	724,016
Long-term debt	1,032,197	$ 1,200,774
Total	1,756,213
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	78,307
Long-term debt	632,988
Total	$ 711,295